Share-based Payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payments
Schedule of share based payments expense recognised

The expense recognized for participant services received during the periods is shown in the following table:

	01/01/-	01/01/-
In € thousand	06/30/2021	06/30/2020
Expense arising from equity-settled share-based payments	17,925	0
Expense arising from cash-settled share-based payments	0	6,998

The expense recognized for participant services received during the year is shown in the following table:

In € thousand	2020	2019
Expense arising from equity-settled share-based payments	—	—
Expense arising from cash-settled share-based payments	50,316	7,880

Schedule of number and weighted average exercise prices

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the periods ended June 30, 2021 and 2020:

Equity-settled options:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	6,022	1	—	—
Granted during the period	448	1	—	—
Forfeited during the period	-100	1	—	—
Transferred from cash-settled	318	1	—	—
Outstanding at June 30	6,688	1	—	—

Cash-settled options:

	2021		2020
	Number of	2021	Number of	2020
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	5,108	1
Granted during the period	—	—	270	1
Forfeited during the period	—	—	-38	1
Outstanding at June 30	—	—	5,340	1

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the year:

Equity-settled options:

	2020		2019
	Number of	2020	Number of	2019
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	—	—	—	—
Granted during the year	—	—	—	—
Forfeited during the year	—	—	—	—
Transferred from cash-settled	4,887	1	—	—
Outstanding at December 31	4,887	1	—	—

Cash-settled options:

	2020		2019
	Number of	2020	Number of	2019
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	5,108	1	3,772	1
Granted during the year	980	1	1,467	1
Forfeited during the year	(379)	1	(131)	1
Transferred to Equity-settled	(4,887)	1	—	—
Outstanding at December 31	822	1	5,108	1

Schedule of measurement of fair value of inputs to models used for the ESOP

The following table lists the inputs to the models used for the ESOP for the periods ended June 30, 2021 and 2020:

	06/30/2021	06/30/2020
Discount for lack of marketability	5%	10%
Expected volatility (%)	148.3%	123.8%
Probability of direct IPO	0%	50%
Probability of indirect IPO	85%	0%
Probability of other scenarios	15%	50%

The following table lists the inputs to the models used for the ESOP for the years ended December 31, 2020 and 2019, respectively:

	12/31/2020	12/31/2019	01/01/2019
Discount for lack of marketability	5%	10%	10%
Expected volatility (%)	154%	116%	101%
Probability of direct IPO	0%	50%	60%
Probability of indirect IPO	60%	0%	0%
Probability of other scenarios	40%	50%	40%